Property, Plant And Equipment	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant And Equipment
17.	PROPERTY, PLANT AND EQUIPMENT

	Furniture and fixtures	Computer equipment	Total
	HK$	HK$	HK$
Cost:

At January 1, 2019	11,090	4,059,924	4,071,014
Additions	—	13,710	13,710

At December 31, 2019 and January 1, 2020	11,090	4,073,634	4,084,724
Additions	—	110,734	110,734

At December 31, 2020	11,090	4,184,368	4,195,458

Accumulated depreciation:
At January 1, 2019	(6,278)	(3,933,530)	(3,939,808)
Charge for the year	(2,218)	(111,701)	(113,919)

At December 31, 2019 and January 1, 2020	(8,496)	(4,045,231)	(4,053,727)
Charge for the year	(2,218)	(28,156)	(30,374)

At December 31, 2020	(10,714)	(4,073,387)	(4,084,101)

Carrying amount:
At January 1, 2019	4,812	126,394	131,206

At December 31, 2019	2,594	28,403	30,997

At December 31, 2020	376	110,981	111,357